FAIR VALUE MEASUREMENT - Schedule of Assets Not Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash, cash equivalents and restricted cash	$ 337,076	$ 204,575
Short-term deposits		5,020
Fair Value	480,437	301,372
Fees receivable	97,993	51,540
Fair Value, Total	915,506	562,507
Carrying Value
Assets
Cash, cash equivalents and restricted cash	337,076	204,575
Short-term deposits		5,020
Fair Value	463,976	282,724
Fees receivable	97,993	51,540
Fair Value, Total	899,045	543,859
Level 1 | Fair Value
Assets
Cash, cash equivalents and restricted cash	337,076	204,575
Short-term deposits		5,020
Fair Value	0	0
Fees receivable	0	0
Fair Value, Total	337,076	209,595
Level 2 | Fair Value
Assets
Cash, cash equivalents and restricted cash	0	0
Short-term deposits		0
Fair Value	0	0
Fees receivable	97,993	51,540
Fair Value, Total	97,993	51,540
Level 3 | Fair Value
Assets
Cash, cash equivalents and restricted cash	0	0
Short-term deposits		0
Fair Value	480,437	301,372
Fees receivable	0	0
Fair Value, Total	$ 480,437	$ 301,372